Share capital and reserves	6 Months Ended
Jun. 30, 2025
Share Capital And Reserves
Share capital and reserves

5.	Share capital and reserves

Authorised, allotted and fully paid – classified as equity	As at June 30, 2025 unaudited Number	As at June 30, 2025 unaudited £	As at December 31, 2024 Number	As at December 31, 2024 £
Ordinary shares of £0.000001 each	61,952,308,922	61,952	6,685,918,922	334,296
‘A’ Deferred shares of £1 each	1,000,001	1,000,001	1,000,001	1,000,001
‘B’ Deferred shares of £0.001 each	4,063,321,418	4,063,321	4,063,321,418	4,063,321
‘C’ Deferred shares of £0.00005 each	126,547,389,518	6,327,370	126,547,389,518	6,327,370
‘D’ Deferred shares of £0.000001 each	2,482,747,137,178	2,482,747	-	-
Total		13,935,391		11,724,988

Ordinary and deferred shares were recorded as equity.

At a General Meeting on 11 June 2025, shareholders approved the subdivision and redesignation of the Company’s Issued Ordinary Shares of £0.00005 each into to one Ordinary Share of £0.000001 each and 49 ‘D’ Deferred Shares of £0.000001 each. The ‘D’ Deferred Shares have limited rights and are effectively valueless.

As at June 30, 2025 and December 31, 2024 the Company had 17,415 pre-funded warrants outstanding over ADS’s. These are recognised in the warrant reserve until exercise.

In accordance with the Articles of Association for the Company adopted on 11 June 2025, the share capital of the Company consists of an unlimited number of ordinary shares of nominal value £0.000001 each. Ordinary and deferred shares were recorded as equity.